Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	WhiteHawk Minerals Corp.
Entity Central Index Key	0001921603
Entity Emerging Growth Company	true
Entity File Number	001-43337
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0862160
Entity Address, Address Line One	2000 Market Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	484-3412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WHK
Security Exchange Name	NYSE